LEASES	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES
11.	LEASES
Lessee Arrangements
The Company is the lessee under operating and finance leases for equipment and real estate, including the land in Macau on which Studio City is located. Certain leases include options to extend the lease term and options to terminate the lease term. The land concession contract of Studio City has a term of 25 years, which is renewable for further consecutive periods of 10 years, subject to applicable legislation in Macau. The estimated term related to the land concession contract of Studio City is 40 years.
The components of lease costs are as follows:

	Year Ended December 31,
	2024	2023	2022
Operating lease costs:
Amortization of land use right	$3,314	$3,302	$3,300
Operating lease costs	1,076	1,072	1,078
Finance lease costs:
Amortization of right-of-use assets	65	—	—

Total lease costs	$4,455	$4,374	$4,378

Other information related to lease terms and discount rates of operating leases is as follows:

	December 31,
	2024	2023
Weighted average remaining lease term	30.8 years	31.8 years
Weighted average discount rate	7.39%	7.81%

Maturities of operating lease liabilities as of December 31, 2024 are as follows:

Year ending December 31,
2025	$1,589
2026	1,134
2027	1,134
2028	1,134
2029	1,134
Over 2029	29,268

Total future minimum lease payments	35,393
Less: amount representing interest	(21,613)

Present value of future minimum lease payments	13,780
Current portion	(1,553)

Non-current portion	$12,227

Lessor Arrangements
The Company is the lessor under
non-cancellable
operating leases mainly for mall spaces in Studio City with various retailers that expire at various dates through June 2037. Certain of the operating leases include minimum base fees with contingent fee clauses based on percentages of turnover.
During the years ended December 31, 2024, 2023 and 2022, the Company earned minimum operating lease income of $6,665, $4,393 and $3,714, respectively, and contingent operating lease income of $5,767, $3,111 and $449, respectively. Total lease income for the years ended December 31, 2024, 2023 and 2022 were reduced by nil, $41 and $198, respectively, as a result of the rent concessions in prior periods related to the effects of the COVID-19 outbreak.
Future minimum fees, excluding the contingent fees to be received under non-cancellable
operating leases as of December 31, 2024 were as follows:

Year ending December 31,
2025	$6,840
2026	5,989
2027	4,471
2028	3,382
2029	940
Over 2029	1,404

$23,026